Note 6 - Accrued Liabilities	12 Months Ended
Nov. 30, 2016
Payables and Accruals [Abstract]
Accrued Liabilities
	November 30,	November 30,
	2016	2015
	$	$

Professional fees	190,485	163,552
Other	194,401	290,738
	384,886	454,290